Liabilities related to business combinations and to non-controlling interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details)
€ in Millions
	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Oct. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	€ 800	€ 1,304	€ 1,369
New transactions(e)			228
Payments made	(122)	(237)	(329)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(35)	(46)	(37)
Other movements	(10)	(248)	24
Currency translation differences	(28)	27	49
Ending balance	605	800	1,304
Quoted market price per share of CVRs issued in connection with the acquisition of Genzyme | $ / shares				$ 0.72	$ 0.48
Non-current liabilities related to business combinations and to non-controlling interests	387	508	963
Current liabilities related to business combinations and to non-controlling interests	218	292	341
CVRs issued in connection with the acquisition of Genzyme
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	0	99	75
New transactions(e)			0
Payments made	0	0	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	0	49	19
Other movements	0	(153)	0
Currency translation differences	0	5	5
Ending balance	0	0	99
Liabilities Related to Non-controlling Interests
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	0	22	92
New transactions(e)			0
Payments made	0	0	(70)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	0	0	0
Other movements	0	(22)	0
Currency translation differences	0	0	0
Ending balance	0	0	22
Bayer contingent purchase consideration arising from the acquisition of Genzyme
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	156	472	701
New transactions(e)			0
Payments made	(42)	(113)	(147)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	9	(214)	(109)
Other movements	(8)	0	0
Currency translation differences	(11)	11	27
Ending balance	104	156	472
MSD contingent consideration (European vaccines business)
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	385	410	420
New transactions(e)			0
Payments made	(78)	(69)	(57)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	9	38	50
Other movements	0	0	0
Currency translation differences	(4)	6	(3)
Ending balance	312	385	410
Other
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	259	301	81
New transactions(e)			228
Payments made	(2)	(55)	(55)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(53)	81	3
Other movements	(2)	(73)	24
Currency translation differences	(13)	5	20
Ending balance	€ 189	€ 259	301
True North Therapeutics
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Contingent consideration liabilities			226
Bioverativ employees
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Contingent consideration liabilities			€ 2